Divestitures	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Divestitures
Divestitures

(a)	EFW held for sale
During the second quarter of 2013, the Company initiated a strategic review of the Company’s business plan and opportunities available for its Energy From Waste (“EFW Thermal Facility”) and Brampton Cogeneration Inc. (“BCI Thermal Facility”).  As a result of the review, the Company decided to sell the facilities. In the second quarter of 2013, the net assets of EFW and BCI were written down to their estimated fair value less cost of sale which resulted in a write down of the net assets of $47,651 before tax, or $35,738 net of tax of $11,913.
Subsequent to year-end, on February 7, 2014, the Company entered into an agreement to sell EFW and BCI Thermal Facilities. Accordingly, the determination of the fair value of the net assets of EFW and BCI Thermal Facilites was revised to reflect the estimated selling price, which resulted in a further write down of the net assets of $9,200 before tax, or $6,800 net of tax of $2,400 as at December 31, 2013. The transaction is subject to regulatory approvals, and is expected to close in the first half of 2014. The final selling price is also subject to customary closing adjustments.

(b)	Restatement of 2012 comparatives
As a result of the designation of EFW and BCI Thermal Facilities as discontinued operations in 2013, the Company is required to reclassify these assets as discontinued operations in the comparative 2012 financial statements.    As a result, the assets, PPE and liabilities have been reclassified to assets held for sale and liabilities held for sale in the 2012 comparative figures.   Similarly, the 2012 comparative statement of operations and statement of cash flows have been reclassified to reflect the earnings and cash flow from these assets as discontinued operations. In addition, the 2012 comparative amounts in notes 5, 8, 9, and 19, have also been reclassed from the amounts previously reported in the prior year to reflect this change.

(c)	Sale of U.S. Hydro facilities
On June 29, 2013, APCo sold 9 small U.S. hydroelectric generating facilities that were no longer considered strategic to the ongoing operations of the Company, for gross proceeds of U.S. $23,400 for a gain on sale of U.S. $960, net of tax recovery of U.S. $1,605. The sale of the last small U.S. hydroelectric generating facilities is expected to close in 2014 for U.S. $3,600.
In August 2012, APCo sold a small U.S. Hydro facility for gross proceeds of $350 for a loss on sale, net of tax of $253.

20.	Divestitures (continued)

(d)	Results from discontinued operations
The assets of EFW and BCI Thermal Facilities and the small U.S. hydroelectric facilities are presented as assets held for sale on the consolidated balance sheets and the operating results from these facilities are disclosed as discontinued operations on the consolidated financial statements.
The summary of operating results and cash flows from discontinued operations for the years ended December 31 is as follows:

	2013	2012 as reported	2012 EFW/BCI adjustments	2012 as reclassed
Non-regulated energy sales	9,327	2,870	6,800	9,670
Waste disposal fees	8,160	—	14,288	14,288
Other and interest income	336	—	(6)	(6)
Operating and administrative expenses	(19,720)	(3,241)	(12,544)	(15,785)
Foreign exchange	80	—	—	—
Depreciation of property, plant and equipment	(2,483)	(1,279)	(5,194)	(6,473)
Interest expense	(58)	(4)	(317)	(321)
Gain on sale of assets	1,016	—	—	—
Write-off of accounts receivable	(262)	—	—	—
Write-down of long-lived assets	(56,898)	(253)	(23)	(276)
Gain/(loss) from discontinued operations, before income taxes	(60,502)	(1,907)	3,004	1,097
Income tax recovery/(expense)	18,491	750	(804)	(54)
Gain/(loss) from discontinued operations, net of income taxes	(42,011)	(1,157)	2,200	1,043
Add:
Depreciation of property, plant and equipment	2,483	1,279	5,194	6,473
Write-off of accounts receivable	262	—	—	—
Write-down of long-lived assets	56,898	253	23	276
Net proceeds of disposition	22,052	—	—	—
Contingent liability	(613)	—	—	—
Income tax expense/(recovery)	(18,491)	(750)	804	54
Increase/(decrease) in cash and cash equivalents from discontinued operations	20,580	(375)	8,221	7,846

20.	Divestitures (continued)

(a)	Results from discontinued operations (continued)

Assets held-for-sale as at December 31, were as follows:

	2013	2012 as reported	2012 EFW/BCI Adjustments	2012 Reclassed
Property, plant and equipment	$21,193	$24,390	$76,437	$100,827
Accounts receivable and prepaid expenses	2,734	—	2,510	2,510
Total assets held for sale	$23,927	$24,390	$78,947	$103,337
Less current assets held for sale	(23,927)	(24,390)	(2,510)	(26,900)
Non-current assets held for sale	$—	$—	$76,437	$76,437

 Liabilities held-for-sale as at December 31, were as follows:

	2013	2012 as reported	2012 EFW/BCI Adjustments	2012 Reclassed
Accounts payable and accrued liabilities	$1,471	$—	$1,211	$1,211